Commitments and Contingencies (Details)	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2018 € / shares shares
Matrix [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	5,263,615	5,263,615
Formula's Series A Secured Debentures	4,128,865	4,128,865
Matrix [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.1
Magic [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	2,117,143	2,117,143
Formula's Series A Secured Debentures	5,825,681	5,825,681
Magic [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.1
Sapiens [Member]
Commitments and Contingencies [Line Items]
Financial institution credit agreement	1,410,533	1,410,533
Formula's Series A Secured Debentures	1,260,266	1,260,266
Sapiens [Member] | EUR [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value | € / shares		€ 0.01